Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Fair value of financial instruments

	June 30, 2018		December 31, 2017
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$21,731	$21,731	$27,086	$27,086
Restricted cash	$—	$—	10,000	$10,000
Accounts receivable	$1,832	$1,832	$2,357	$2,357
Due from related parties, current	$12,420	$12,420	$20,086	$20,086
Due from related parties, non-current	$2,565	$2,565	$2,565	$2,565
Accounts payable	$2,414	$2,414	$1,999	$1,999
Long-term debt	$196,966	$197,732	$197,510	$199,375

Fair value measurements on a nonrecurring basis

Fair Value Measurements at June 30, 2018 Using

	Total	Level I	Level II	Level III
Cash and cash equivalents	$21,731	$21,731	$—	$—
Long-term debt	$197,732	$—	$197,732	$—
Due from related parties, current	$12,420	$12,420	$—	$—
Due from related parties, non-current	$2,565	$—	$2,565	$—

Fair Value Measurements at December 31, 2017 Using

	Total	Level I	Level II	Level III
Cash and cash equivalents	$27,086	$27,086	$—	$—
Restricted cash	$10,000	10,000	$—	$—
Long-term debt	$199,375	$—	$199,375	$—
Due from related parties, current	$20,086	$20,086	$—	$—
Due from related parties, non-current	$2,565	$—	$2,565	$—